Offerings	Jul. 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 645,946
Fee Rate	0.01381%
Amount of Registration Fee	$ 89.21
Offering Note	None
Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 52,988,449
Amount of Registration Fee	$ 7,317.70
Offering Note	None